OTHER INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2016
OTHER INCOME (EXPENSE), NET
Schedule of other income (expense)
	For the years ended December 31,
	2015	2016
American Depositary Receipt reimbursement	9,917,716	-
Tax refund	-	979,794
Others	287,559	464,335
Total	10,205,275	1,444,129